Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Accumulated other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 216	$ 197
Net amount generated/arising in current year, actuarial (gains)/losses	(56)	21
Amortization, actuarial (gains)/losses	(12)	(13)
Foreign currency translation, actuarial (gains)/losses before tax	(6)	11
Accumulated other comprehensive loss, actuarial (gains)/losses, ending balance	142	216
Accumulated other comprehensive loss, prior service cost, beginning balance	3	3
Net amount generated/arising in current year, prior service cost		1
Amortization, prior service cost	(1)	(1)
Foreign currency translation adjustment	0	0
Accumulated other comprehensive loss, prior service cost, ending balance	2	3
Accumulated other comprehensive loss Total, beginning balance	219	200
Net amount generated/arising in current year, Total	(56)	22
Amortization, Total	(13)	(14)
Foreign currency translation adjustment, Total	(6)	11
Accumulated other comprehensive loss Total, ending balance	$ 144	$ 219